CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 27, 2015	Dec. 26, 2014
Statement of Financial Position [Abstract]
Accounts receivable - trade, allowance for doubtful accounts (in dollars)	$ 4,301	$ 4,190
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000	2,500,000
Common stock, shares issued (in shares)	1,502,092	1,501,418
Common stock, shares outstanding (in shares)	1,499,053	1,499,142
Treasury stock, shares held (in shares)	3,039	2,276